Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 82
Property, plant and equipment, ending balance	97	$ 82
Research and Development Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	33	15	$ 0
General and Administration Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	14	4	0
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	101	0
Additions	67	104
Exchange difference	(5)	(3)
Property, plant and equipment, ending balance	163	101	0
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(19)	0
Additions	47	20
Exchange difference	0	(1)
Property, plant and equipment, ending balance	(66)	(19)	0
Computer Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	46
Property, plant and equipment, ending balance	82	46
Computer Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	55	0
Additions	67	57
Exchange difference	(3)	(2)
Property, plant and equipment, ending balance	119	55	0
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(9)	0
Additions	28	10
Exchange difference	0	(1)
Property, plant and equipment, ending balance	(37)	(9)	0
Office Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	7
Property, plant and equipment, ending balance	5	7
Office Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	8	0
Additions	0	8
Exchange difference	0	0
Property, plant and equipment, ending balance	8	8	0
Office Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(1)	0
Additions	2	1
Exchange difference	0	0
Property, plant and equipment, ending balance	(3)	(1)	0
Medical Devices [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	29
Property, plant and equipment, ending balance	10	29
Medical Devices [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	38	0
Additions	0	39
Exchange difference	(2)	(1)
Property, plant and equipment, ending balance	36	38	0
Medical Devices [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(9)	0
Additions	17	9
Exchange difference	0	0
Property, plant and equipment, ending balance	$ (26)	$ (9)	$ 0